Stock Based Compensation Plan - Schedule of Stock-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General and administrative	$ 14,214	$ 7,123
Total stock-based compensation expense	2,316	635
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Research and development	736	423
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General and administrative	$ 1,580	$ 212